Stockholders’ Equity (Details Narrative)										1 Months Ended	3 Months Ended			6 Months Ended			12 Months Ended
		Jan. 03, 2023 shares	Dec. 01, 2022 USD ($)	Dec. 01, 2022 USD ($) shares	Nov. 09, 2022	Apr. 16, 2021 USD ($) $ / shares shares	Jan. 25, 2021 USD ($) $ / shares shares	Aug. 19, 2020 USD ($) $ / shares shares	Oct. 10, 2019 USD ($) shares	Nov. 30, 2022 USD ($) $ / shares shares	Jan. 31, 2023 USD ($) $ / shares shares	Jan. 31, 2022 shares	[2]	Jan. 31, 2023 USD ($) $ / shares shares	Jan. 31, 2022 USD ($) shares		Jul. 31, 2022 USD ($) $ / shares shares	Jul. 31, 2021 USD ($) $ / shares shares	Jun. 02, 2022 $ / shares
Subsidiary, Sale of Stock [Line Items]
Shares price, per share | $ / shares							$ 119.90
Proceeds from stock options exercised															$ 202,800		$ 202,800	$ 636,993
Proceeds from warrants exercised																		4,792,951
Net proceeds from common stock														$ 3,499,909				57,004,412
Reverse stock split					1 for 22 reverse stock split									1-for-22
Exercise price | $ / shares																			$ 1.00
Total consideration	[1]										$ 92			$ 92
Warrants issued																	$ 3,591,734	$ 3,591,734
China Grand Pharmaceutical & Healthcare Holdings Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares | shares						64,084		90,864
Proceeds from warrants exercised						$ 4,800,000
Warrant exercise price per share | $ / shares						$ 75.90
Stock Purchase Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase price of common stock									$ 30,000,000.0
Net proceeds from common stock									$ 28,000,000.0
Stock Purchase Agreements [Member] | China Grand Pharmaceutical & Healthcare Holdings Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock number of shares issued | shares									454,545
Stock Purchase Agreements [Member] | Sirtex Medical US Holdings Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock number of shares issued | shares									90,909
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares | shares		4,545,455
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares | shares		100,000,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares | shares							350,513	209,481										209,481
Shares price, per share | $ / shares							$ 119.90	$ 71.50
Stock issued during period shares stock options exercised | shares												5,909			5,909	[2]	5,909	17,153
Proceeds from stock options exercised																	$ 200,000	$ 600,000
Stock issued during period shares warrants exercised | shares														916,667				63,148
Proceeds from warrants exercised														$ 92	$ 0			$ 4,800,000
Total consideration	[1]										$ 92			$ 92
Number of common stock purchase | shares	[1]										916,667			916,667
Common Stock [Member] | China Grand Pharmaceutical & Healthcare Holdings Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from warrants exercised																		$ 4,800,000
Warrant exercise price per share | $ / shares																		$ 75.90
Stock issued during the period warrant exercise | shares																		64,084
Common Stock [Member] | Sirtex Medical US Holdings Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from warrants exercised																		$ 1,000,000.0
Warrant exercise price per share | $ / shares																		$ 75.90
Stock issued during the period warrant exercise | shares																		12,817
Common Stock [Member] | Securities Purchase Agreement [Member] | Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares | shares										1,166,667
Exercise price | $ / shares										$ 0.0001
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares warrants exercised | shares																		(63,148)
Number of warrant to purchase shares of common stock | shares											1,242,564			1,242,564			77,554
Warrant [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price per share | $ / shares											$ 3.00			$ 3.00
Warrant [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price per share | $ / shares											$ 275.00			$ 275.00			$ 369.60
Warrant Exercise [Member] | Third Party Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during the period warrant exercise | shares																		63,148
Common Warrants [Member] | Securities Purchase Agreement [Member] | Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares | shares										1,166,667
Warrant exercise price per share | $ / shares										$ 3.00
Exercise price | $ / shares										$ 0.0001
Year										5 years
Prefunded Warrants [Member] | Securities Purchase Agreement [Member] | Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares										$ 0.0001
January 2021 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares | shares							350,513
Shares price, per share | $ / shares							$ 119.90
Gross proceeds							$ 42,000,000.0
Offering expenses							$ 39,100,000
Cash fees percentage							6.00%
Other expenses							$ 400,000
August 2020 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares | shares								209,481
Gross proceeds								$ 15,000,000.0
Offering expenses								$ 13,500,000
Cash fees percentage								8.00%
Other expenses								$ 300,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Offering expenses								$ 700,000
Warrants issued			$ 1,500,000	$ 1,500,000
Fundamental transaction percent			100.00%	100.00%
IPO [Member] | Measurement Input, Expected Dividend Rate [Member]
Subsidiary, Sale of Stock [Line Items]
Volatilities			0	0
IPO [Member] | Measurement Input, Expected Term [Member]
Subsidiary, Sale of Stock [Line Items]
Year			5 years	5 years
IPO [Member] | Measurement Input, Risk Free Interest Rate [Member]
Subsidiary, Sale of Stock [Line Items]
Volatilities			3.61	3.61
IPO [Member] | Measurement Input, Option Volatility [Member]
Subsidiary, Sale of Stock [Line Items]
Volatilities			92.3	92.3
IPO [Member] | Common Stock [Member] | Securities Purchase Agreement [Member] | Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares | shares										250,000
Total consideration										$ 750,000
Number of common stock purchase | shares										916,667
IPO [Member] | Common Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Gross proceeds			$ 3,500,001
IPO [Member] | Common Warrants [Member] | Securities Purchase Agreement [Member] | Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares | shares										250,000
Total consideration										$ 2,749,909
Number of common stock purchase | shares										916,667
IPO [Member] | Prefunded Warrants [Member] | Securities Purchase Agreement [Member] | Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock purchase | shares				916,667						916,667

[1]	On November 9, 2022, the Company effectuated a 1 for 22 reverse stock split. Share amounts have been retroactively restated.
[2]	On November 9, 2022, the Company effectuated a 1 for 22 reverse stock split. Share amounts have been retroactively restated.